Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 10 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.
On April 26, 2022, the Company held a special meeting of its stockholders (the “Special Meeting”). At the Special Meeting, the Company’s stockholders approved an amendment to the Company’s Amended and Restated Certificate of Incorporation that extends the date by which the Company must consummate a business combination transaction from May 2, 2022 (the date which is 15 months from the closing date of the Company’s initial public offering of units) on a monthly basis up to November 2, 2022. The certificate of amendment was filed with the Delaware Secretary of State and has an effective date of April 26, 2022. In connection with the extension, stockholders elected to redeem 688,408 shares of Common Stock, which represents approximately 12% of the shares that were part of the units that were sold in the Company’s initial public offering. Following such redemptions, approximately $51.1 million remain in the trust account and 6,746,092 shares of Common Stock will remain issued and outstanding.
In connection with this extension, the Sponsor, or its designees, has agreed to contribute to us as a loan of $0.033 for each public share that is not redeemed for each subsequent calendar month commencing on May 2, 2022, and on the 2nd day of each subsequent month, or portion thereof, that is needed by the Company to complete an initial Business Combination from May 2, 2022 until the Extended Date (the “Additional Contributions”). The amount of the Additional Contributions will not bear interest and will be repayable by us to our Sponsor or its designees upon consummation of an initial Business Combination. Our Sponsor or its designees will have the sole discretion whether to continue extending for additional calendar months until the Extended Date and if our Sponsor determines not to continue extending for additional calendar months, its obligation to make Additional Contributions will terminate.
On May 2, 2022, the Company issued a non-convertible unsecured promissory note (the “Extension Note”) in the principal amount of $167,033 to our Sponsor. The Sponsor deposited such funds into the Trust Account. Also on May 2, 2022, the Company issued an additional convertible unsecured promissory note (the “Working Capital Note”) in the aggregate principal amount of $424,770 to the Sponsor. The Working Capital Note was issued to provide the Company with additional working capital during the extended period during which the Company must complete its initial business combination, and will not be deposited into the Trust Account. The Company issued the Working Capital Note in consideration for a loan from the Sponsor to fund the Company’s working capital requirements. The Working Capital Note is convertible at the Sponsor’s election upon the consummation of our initial business combination. Upon such election, the Working Capital Note will convert, at a price of $10.00 per unit, into units identical to the private placement units issued in connection with the Company’s initial public offering.

NOTE 11 — SUBSEQUENT EVENTS
Management has evaluated subsequent events and transactions that occurred after the balance sheet date through the date the financial statements were issued. Based upon this review, except as noted below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
Proposed Business Combination
On March 17, 2022, the Company executed a Business Combination Agreement (the “Business Combination Agreement”), with Project Barolo Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), and Apexigen, Inc., a Delaware corporation (“Apexigen”) (the transactions contemplated by the Business Combination Agreement, the “Business Combination”).

Pursuant to the terms of the Business Combination Agreement, the Company will acquire Apexigen through the merger of Merger Sub with and into Apexigen, with Apexigen surviving the merger (the “Surviving Corporation”) as a wholly owned subsidiary of the Company (the “Merger”). At the effective time of the Merger (the “Effective Time”), each share of Apexigen capital stock, par value $0.001 per share (collectively, “Apexigen Capital Stock”), issued and outstanding immediately prior to the Effective Time (including shares of Apexigen Capital Stock issued upon the exercise or conversion of options, preferred stock, and warrants prior to the Effective Time, but excluding any shares for which appraisal rights have been exercised and perfected pursuant to the Business Combination Agreement) will be cancelled and converted into the right to receive shares of common stock, par value $0.0001 per share, of the Company (“Common Stock”) equal to the Exchange Ratio (the “Per Share Merger Consideration”). The “Exchange Ratio” means the quotient of (a) the Aggregate Closing Merger Consideration divided by (b) the Company Fully Diluted Capital Stock. The “Aggregate Closing Merger Consideration” means a number of shares of Common Stock equal to the quotient of (a) the Aggregate Closing Merger Consideration Value divided by (b) $10.00. The “Aggregate Closing Merger Consideration Value”

means (a) $
205,000,000
, plus (b) the sum of the exercise prices of all Apexigen Options (as defined below) outstanding immediately prior to the Effective Time. The Company Fully Diluted Capital Stock means, without duplication, the sum of (a) the aggregate number of shares of Apexigen Capital Stock that are issued and outstanding as of immediately prior to the Effective Time (including shares issued upon the exercise or conversion of Apexigen Options and warrants of Apexigen, in each case prior to the Effective Time, (b) the aggregate number of shares of Apexigen Common Stock (as defined below) issuable upon conversion of all issued and outstanding shares of preferred stock of Apexigen immediately prior to the Effective Time, (c) the aggregate number of shares of Apexigen Capital Stock issuable upon full exercise or conversion of all Apexigen Options and warrants to purchase Apexigen Capital Stock (“Apexigen Warrants”) outstanding as of immediately prior to the Effective Time, in each case, on a fully-diluted, as converted-to-Apexigen
Common Stock basis.
In

addition, at the Effective Time, each outstanding option to purchase shares of Apexigen common stock, par value $
0.001
per share (“Apexigen Common Stock,” and each such option, a “Apexigen Option”), whether vested or unvested, will be assumed by the Company and converted into an option to purchase a number of shares of Common Stock (such option, an “Exchanged Option”) equal to the product (rounded down to the nearest whole number) of (x) the number of shares of Apexigen Common Stock subject to such Apexigen Option immediately prior to the Effective Time and (y) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to the quotient of (A) the exercise price per share of such Apexigen Option immediately prior to the Effective Time divided by (B) the Exchange Ratio. Except as specifically provided above or as agreed to in writing with any holder of an Apexigen Option, following the Effective Time, each Exchanged Option will continue to be governed by the same vesting and exercisability terms and otherwise substantially similar terms and conditions as were applicable to the corresponding former Apexigen Option immediately prior to the Effective Time.
The closing of the Business Combination (the “Closing”) will occur as promptly as practicable, but in no event later than three Business Days, after the satisfaction or, if permissible, waiver of the conditions set forth in the Business Combination Agreement. The Closing is not assured and is subject to significant risks and uncertainties (see “
Risk Factors - Risks Relating to our Search for, Consummation of, or
Inability to Consummate, a Business Combination and Post-Business
Combination Risks
”). The accounting treatment for the Business combination is still under evaluation and has not yet been determined.
Pursuant to the terms of the Business Combination Agreement, the Company is required to use its reasonable best efforts to cause the Common Stock to be issued in connection with the Business Combination to be approved for listing on the Nasdaq Stock Market LLC at the time of the Closing.

Upon the Closing of the Business Combination, the Company will be renamed “Apexigen, Inc.” (the “Post-Combination Company”).
The Business Combination Agreement contains customary representations and warranties of the parties thereto with respect to, among other things, (a) entity organization, formation and authority, (b) capitalization, (c) authorization to enter into the Business Combination Agreement, (d) licenses and permits, (e) taxes, (f) financial statements, (g) real property, (h) material contracts, (i) title to assets, (j) absence of changes, (k) employee matters, (l) compliance with laws, (m) litigation, (n) transactions with affiliates and (o) regulatory matters.
The Business Combination Agreement includes customary covenants of the parties with respect to the operation of their respective businesses prior to the consummation of the Business Combination and efforts to satisfy the conditions to consummation of the Business Combination. The Business Combination Agreement also contains additional covenants of the parties, including, among others, covenants providing for the Company and Apexigen to use their reasonable best efforts to obtain all permits, consents, approvals, authorizations, qualifications and orders of Governmental Authorities and parties to contracts with Apexigen and its subsidiaries as set forth in the Business Combination Agreement necessary for the consummation of the Business Combination and to fulfill the conditions to the Merger, and for the preparation and filing of a registration statement on Form
S-4
relating to the Merger and containing a proxy statement of the Company.
In connection with the Merger, in addition to the assumption of the 2010 Equity Stock Incentive Plan of Apexigen, the 2020 Equity Incentive Plan of Apexigen and the Exchanged Options as provided in the Business Combination Agreement, the Company will adopt, prior to the Closing and subject to the approval of the stockholders of the Company, an equity incentive award plan (the “Equity Plan”) for the Post-Combination Company with an award pool of Common Stock equal to (i) twelve percent (12%) of the number of shares of Common Stock outstanding as of immediately after the Effective Time (rounded up to the nearest whole share), plus (ii) the number of shares of Common Stock added pursuant to automatic annual increases to such share reserve, beginning with the 2023 fiscal year of the Post-Combination Company, with the number of shares added to the share reserve pursuant to each such annual increase equal to the lesser of (x) fifteen percent (15%) of the outstanding shares of the Post-Combination Company’s capital stock outstanding as of immediately after the Effective Time (rounded up to the nearest whole share), (y) five percent (5%) of the total number of shares of all classes of Common Stock outstanding on the last day of the immediately preceding fiscal year of the Post-Combination Company, and (z) a lesser number of shares of Common Stock determined by the administrator of the Equity Plan no later than the last day of the immediately preceding fiscal year of the Post-Combination Company.
In addition, the Company will adopt, prior to Closing and subject to the approval of the stockholders of the Company, an employee stock purchase plan for the Post-Combination Company with a number of shares of Common Stock reserved for issuance equal to (i) one and two-tenths
percent (1.2%) of the fully diluted shares of Common Stock outstanding as of immediately after the Effective Time (rounded up to the nearest whole share), plus (ii) shares added pursuant to automatic annual increases to such share reserve, beginning with the 2023 fiscal year of the Post-Combination Company, with the number of shares added to the share reserve pursuant to each such annual increase equal to the lesser of (x) two and one-half
percent (2.5%) of the outstanding shares of the Post-Combination Company’s capital stock outstanding as of immediately after the Effective Time (rounded up to the nearest whole share), (y) one percent (1%) of the total number of shares of all classes of Common Stock outstanding on the last day of the immediately preceding fiscal year of the Post-Combination Company, and (z) a lesser number of shares of Common Stock determined by the administrator of such plan no later than the last day of the immediately preceding fiscal year of the Post-Combination Company.

The

consummation of the Business Combination is subject to the receipt of the requisite approval of the stockholders of each of the Company and Apexigen, and the fulfillment of certain other conditions, as described in greater detail below. Under the terms of the Business Combination Agreement, the obligations of Apexigen, the Company and Merger Sub to consummate the Business Combination, including the Merger, are subject to the satisfaction or waiver (where permissible) at or prior to the Closing of the following conditions: (i) the Written Consent of the stockholders of Apexigen shall have been delivered to the Company; (ii) the the Company Proposals shall have been approved and adopted by the requisite affirmative vote of the stockholders of the Company in accordance with the Proxy Statement, the DGCL, the the Company Organizational Documents and the rules and regulations of the Nasdaq Stock Market LLC; (iii) all required filings under the Hart-Scott-Rodino Antitrust Improvements Act of 1979, as amended (the “HSR Act”) shall have been completed and any applicable waiting period (and any extension thereof) applicable to the consummation of the Business Combination under the HSR Act shall have expired or been terminated, and any pre-Closing approvals or clearances reasonably required thereunder shall have been obtained; (iv) no Governmental Authority shall have enacted, issued, promulgated, enforced or entered any Law, rule, regulation, judgment, decree, executive order or award which is then in effect and has the effect of making the Business Combination illegal or otherwise prohibiting consummation of the Business Combination; (v) all consents, approvals and authorizations set forth in the Business Combination Agreement shall have been obtained from and made with all Governmental Authorities; (vi) the Registration Statement shall have been declared effective under the Securities Act, no stop order suspending the effectiveness of the Registration Statement shall be in effect, and no proceedings for purposes of suspending the effectiveness of the Registration Statement shall have been initiated or threatened by the SEC; and (vii) upon the Closing, and after giving effect to the Redemption Rights, the Company shall have net tangible assets of at least
$
5,000,001
(excluding assets of Apexigen).
Additionally, under the terms of the Business Combination Agreement, the obligations of the Company and Merger Sub to consummate the Business Combination, including the Merger, are subject to the satisfaction or waiver (where permissible) at or prior to the Closing of, among other customary closing conditions, the following conditions: (i) no Company Material Adverse Effect shall have occurred between the date of the Business Combination Agreement and the Closing Date; (ii) the PIPE Subscription Agreements shall be in full force and effect and nothing shall exist that would impair the Private Placements occurring in connection with the Closing to the extent not yet having been consummated; and (iii) the Equity Purchase Agreement shall be in full force and effect and nothing shall exist that would materially impair the equity line of credit from being available to the Company in accordance with its terms following the Closing.
Additionally, under the terms of the Business Combination Agreement, the obligations of Apexigen to consummate the Business Combination, including the Merger, are subject to the satisfaction or waiver (where permissible) at or prior to the Closing of, among other customary closing conditions, the following conditions: (i) no the Company Material Adverse Effect shall have occurred between the date of this Agreement and the Closing Date; (ii) a supplemental listing application shall have been filed with the Nasdaq Stock Market LLC, as of the Closing Date, to list the shares constituting the Aggregate Closing Merger Consideration; (iii) the Subscription Agreements shall be in full force and effect and nothing shall exist that would impair the Private Placements occurring in connection with the Closing to the extent not yet having been consummated; and (iv) the Equity Purchase Agreement shall be in full force and effect and nothing shall exist that would materially impair the equity line of credit from being available to the Surviving Corporation in accordance with its terms following the Closing.
The Business Combination Agreement allows the parties to terminate the agreement if certain conditions described in the Business Combination Agreement are satisfied, including if the Effective Time has not occurred by October 31, 2022 (the “Outside Date”). Additionally, under the Business Combination Agreement, the Company is allowed to terminate the Business Combination Agreement if Apexigen fails to deliver (a) the
Stockholder Support Agreement (as defined below) signed by the holders of at least
50.1
% of the Apexigen Capital Stock within
30
days of the date of the Business Combination A
greem
ent or (b) the Written Consent of the stockholders of Apexigen at least
10
 Business Days prior to the BCAC Stockholders’ Meeting.
Stockholder Support Agreement
The Company, Apexigen and the Key Company Stockholders, concurrently with the execution and delivery of the Business Combination Agreement, have entered into the Stockholder Support Agreement (the “Stockholder Support Agreement”), pursuant to which such Key Company Stockholders have agreed, among other things, to vote all of their shares of Apexigen Capital Stock in favor of the Business Combination Agreement and the Business Combination, including the Merger. The foregoing description of the Stockholder Support Agreement and the transactions contemplated thereby is not complete and is subject to, and qualified in its entirety by reference to, the actual agreement, a copy of which is filed with this Current Report as Exhibit 10.1, and the terms of which are incorporated herein by reference.

Registration Rights and
Lock-Up
Agreement
Concurrently with the execution and delivery of the Business Combination Agreement, the Company and certain stockholders of Apexigen (the “Holders”) have entered into a Registration Rights and
Lock-Up
Agreement (the “Registration Rights and
Lock-Up
Agreement”). Pursuant to the terms of the Registration Rights and
Lock-Up
Agreement, the Company will be obligated to file a registration statement to register the resale of certain shares of Common Stock held by the Holders. In addition, pursuant to the terms of the Registration Rights and
Lock-Up
Agreement and subject to certain requirements and customary conditions, including with regard to the number of demand rights that may be exercised, the Holders may demand at any time or from time to time, that the Post-Combination Company file a registration statement on Form
S-1
or Form
S-3
to register certain shares of Common Stock held by such Holders. The Registration Rights and
Lock-Up
Agreement will also provide the Holders with “piggy-back” registration rights, subject to certain requirements and customary conditions.
In addition, subject to certain exceptions, each of the Holders will not Transfer (as such term is defined in the Registration Rights and Lock-Up Agreement) (A) half of any shares of the Company Securities (as such term is defined in the Registration Rights and Lock-Up Agreement) beneficially owned or otherwise held by such Holder until the earlier of (i) six months after the date of the Closing or (ii) the date on which, subsequent to the Business Combination, the reported closing price of one share of Common Stock quoted on Nasdaq, or the NYSE or NYSE American, as applicable, equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like occurring after the Closing) for any
 20 trading days within any 30
trading day period commencing after the Closing, and (B) for the remaining half of any such shares of the Company Securities beneficially owned or otherwise held by such Holder until the date that is six months after the date of the Closing; or, in either case, the date following the completion of the Business Combination on which the Post-Combination Company completes a liquidation, merger, stock exchange or other similar transaction that results in all of the Post-Combination Company’s stockholders having the right to exchange their shares of the Company Securities for cash, securities or other property.
Sponsor Support Agreement
The Company and the Sponsor, concurrently with the execution and delivery of the Business Combination Agreement, have entered into the Sponsor Support Agreement (the “Sponsor Support Agreement”), pursuant to which the Sponsor has agreed, among other things, (A) to vote (or execute and return an action by written consent), or cause to be voted at the BCAC Stockholders’ Meeting (or validly execute and return and cause such consent to be granted with respect to), all of its shares of Common Stock in favor of the approval and adoption of the Business Combination Agreement and approval of the Business Combination, including the Merger, (B) to comply with the lock-up
provisions provided for in the Letter Agreement previously entered into between the Company and the Sponsor, and (C) to forfeit certain shares of Common Stock held by the Sponsor in the event the BCAC Related Funds Amount at Closing is less than twenty million dollars
($20,000,000). The foregoing description of the Sponsor Support Agreement and the transactions contemplated thereby is not complete and is subject to, and qualified in its entirety by reference to, the actual agreement, a copy of which is filed with this Current Report as Exhibit 10.3, and the terms of which are incorporated herein by reference.
PIPE Subscription Agreement
In connection with the execution of the Business Combination Agreement, the Company entered into subscription agreements (the “PIPE Subscription Agreements”), dated as of March 17, 2022, with certain investors (the “PIPE Investors”), pursuant to which, among other things, the Company agreed to issue and sell, in a private placement to close immediately prior to or concurrently with, and contingent upon, the Closing, units consisting of shares of Common Stock, together with a warrant to purchase shares of Common Stock for a half share of Common Stock per unit, at a purchase price of at least fifteen million dollars ($15,000,000) (and at a $10.00 per unit price) to the PIPE Investors. The obligations to consummate the subscription are conditioned upon, among other things, all conditions precedent to the closing of the transactions contemplated by the Business Combination Agreement having been satisfied or waived, and the closing of the transaction contemplated by the PIPE Subscription Agreement occurring concurrently with the closing of the transactions contemplated by the Business Combination Agreement. The foregoing description of the PIPE Subscription Agreement and the transactions contemplated thereby is not complete and is subject to, and qualified in its entirety by reference to, the agreed upon form of PIPE Subscription Agreement, a copy of which is filed with this Current Report as Exhibit 10.4, and the terms of which are incorporated herein by reference.
Equity Line of Credit Purchase Agreement and Registration Rights Agreement
In connection with the execution of the Business Combination Agreement, the Company, Apexigen and Lincoln Park Capital Fund, LLC (“Lincoln Park”) have concurrently entered into a Purchase Agreement dated March 17, 2022 (the “Purchase Agreement”) to establish an equity line of credit. In conjunction with the entry into the Purchase Agreement, the Company, Apexigen and Lincoln Park have also entered into a Registration Rights Agreement dated March 17, 2022 (the “Registration Rights Agreement”).
Pursuant to the terms of the Purchase Agreement, following consummation of the Merger and upon satisfaction of the conditions set forth in the Purchase Agreement, the Post-Combination Company has the right, but not the obligation, to direct Lincoln Park by delivering a notice (the “Regular Purchase Notice”) to purchase up to five hundred thousand dollars ($500,000) of Common Stock (the “Regular Purchase Share Limit”), at the lower of (a) the lowest trading price of the Common Stock on Nasdaq on the date of purchase and (b) the arithmetic average of the three (3) lowest closing sales prices of the Common Stock on the Nasdaq during the ten (10) business days ending on the business day immediately preceding the date of purchase; provided, however, that (i) the Regular Purchase Share Limit shall be increased to up to seven hundred fifty thousand dollars ($750,000) of Common Stock if the closing price of the Common Stock on Nasdaq is not below $
10.00
on the date of purchase (as appropriately adjusted for any reorganization, recapitalization, non-cash
dividend, stock split, reverse stock split or other similar transaction), and (ii) the Regular Purchase Share Limit shall be increased to up to one million dollars ($1,000,000) of Common Stock if the closing price of the Common Stock on Nasdaq is not below $12.50 on the date of purchase. The Post-Combination Company may direct Lincoln Park to make such purchases as often as every business day so long as (x) the closing price of the Common Stock is not less than $3.00 (as adjusted for any reorganization, recapitalization, non-cash
dividend, stock split, reverse stock split
or other similar transaction, in which case the price shall mean the lower of such price and $3.00), and (y) the
Post-Combination Company has not failed to deliver freely tradeable shares of Common Stock for all other purchases under the Purchase Agreement. Any such purchase made as described in this paragraph shall be referred to as a “Regular Purchase.”
In addition to Regular Purchases, following consummation of the Merger and upon satisfaction of the conditions set forth in the Purchase Agreement, on the same business day as a Regular Purchase Notice is delivered to Lincoln Park, the Post-Combination Company has the right, but not the obligation, to direct Lincoln Park to purchase additional shares of Common Stock (an “Accelerated Purchase”) in an amount equal to the Accelerated Purchase Share Amount (as hereinafter defined) at a price equal to ninety-five percent (95%) of the lower of (i) the volume weighted-average price (“VWAP”) for the period beginning at 9:30:01 a.m., Eastern time, on the applicable date of purchase, or such other time publicly announced by Nasdaq as the official open of trading on such market on such date, and ending at the earlier of (A) 4:00 p.m., Eastern time, on such date, (B) such time, from and after the time requested for such purchase, that the total number (or volume) of shares of Common Stock traded on Nasdaq has exceeded that number of shares of Common Stock equal to (i) the applicable Accelerated Purchase Share Amount (as hereinafter defined), divided by 30%, and (C) such time that the sale price on Nasdaq on such date has fallen below any minimum per share price threshold set forth in the applicable notice from the Post-Combination Company, and (ii) the closing sale price of the Common Stock on such date of purchase. The “Accelerated Purchase Share Amount” means the number of shares of Common Stock not exceeding the lesser of (a) 300% of the number of shares of Common Stock directed by the Post-Combination Company to be purchased by Lincoln Park pursuant to the corresponding Regular Purchase Notice for the corresponding Regular Purchase, and (b) an amount equal to (x) 30% multiplied by (y) the total number of shares of Common Stock traded on Nasdaq during the period on the applicable purchase date beginning at the time on the date of such purchase that trading of such shares commences and ending at the time at which the sale price for such shares of Common Stock has fallen below any minimum share price threshold set forth in the purchase notice provided by the Post-Combination Company.
Beginning one business day after consummation of the Merger, in addition to Regular Purchases and Accelerated Purchases, the Company shall also have the right, but not the obligation, to direct Lincoln Park to purchase additional shares of Common Stock (an “Additional Accelerated Purchase”) in an amount equal to the Additional Accelerated Purchase Share Amount (as hereinafter defined) at a price equal to ninety-five percent (95%) of the lower of (i) the VWAP for the period on the applicable date of purchase beginning (the “Additional Accelerated Purchase Commencement Time”) at the latest of (A) the time at which the sale price for any corresponding Accelerated Purchase has fallen below any minimum share price threshold set forth in the purchase notice provided by the Post-Combination Company for such Acceleration Purchase, (B) the applicable Additional Accelerated Purchase Termination Time with respect to the most recently completed prior Additional Accelerated Purchase on such date, as applicable, and (C) the time at which all shares of Common Stock subject to any prior Accelerated Purchases and Additional Accelerated Purchases (including those effected on the same business day) have been received by Lincoln Park and are freely tradeable, and ending (the “Additional Accelerated Purchase Termination Time”) on the earliest of (X) 4:00 p.m. Eastern time on such date or such other time publicly announced by Nasdaq as the official close of trading on such date, (Y) such time that the total number (or volume) of shares of Common Stock traded on Nasdaq has exceeded the number of shares of Common Stock equal to the amount of shares to be purchased pursuant to the applicable request by the Post-Combination Company hereunder divided by 30%, and (Z) such time that the sale price for the Common Stock on Nasdaq has fallen below any minimum share price threshold set forth in the applicable purchase notice provided by the Company. The “Additional Accelerated Purchase Share Amount” means the number of shares of Common Stock directed by the Company to be purchased by Lincoln Park under this paragraph which shall not exceed the lesser of (1) 300% of the number of shares of Common Stock directed by the Post-Combination Company to be purchased by Lincoln Park as a Regular Purchase on such date, and (2) an amount equal to 30% multiplied by the total number of shares of Common Stock traded on Nasdaq during the period on such date beginning at the Additional Accelerated Purchase

Commencement Time for such Additional Accelerated Purchase and ending at the Additional Accelerated Purchase Termination Time for such Additional Accelerated Purchase.
Notwithstanding anything to the contrary in the Purchase Agreement, Lincoln Park shall not be required to purchase or acquire any shares of Common Stock under the Purchase Agreement which would, when aggregated with all other shares of Common Stock beneficially owned by Lincoln Park and its affiliates, result in the beneficial ownership by Lincoln Park and its affiliates of more than 4.99% of the then issued and outstanding shares of Common Stock.
In consideration for entering into the Purchase Agreement, the Post-Combination Company is required to issue to Lincoln Park, on the date of the Closing, 150,000 shares of Common Stock, and on the date that is 90 days after the Closing, $1,500,000 of shares of Common Stock at a price equal to the arithmetic average of the closing sale price for the Common Stock on Nasdaq during the 10 consecutive business days immediately preceding the issuance of such shares; provided, that in no event shall the amount of such shares exceed 500,000. Pursuant to the terms of the Registration Rights Agreement, a copy of which is filed herewith as Exhibit 10.6, within 30 days of the Closing, the Post-Combination Company shall file with the SEC a new registration statement covering the resale of any shares of Common Stock purchased or otherwise acquired by Lincoln Park under the terms of the Purchase Agreement.
The proceeds received by the Post-Combination Company from Lincoln Park under the Purchase Agreement may be used for any corporate purpose at the sole discretion of the Post-Combination Company. The Post-Combination Company is further prohibited from effecting or entering into an agreement to effect any issuance by the Post-Combination Company or any of its subsidiaries of Common Stock involving an equity line of credit or substantially similar transaction whereby an investor is irrevocably bound to purchase securities over a period of time from the Post-Combination Company at a price based on the market price of the Common Stock at the time of purchase. The Purchase Agreement shall automatically terminate on the date that the Post-Combination Company sells shares of Common Stock to Lincoln Park in an aggregate amount of $
50,000,000
, or if the Business Combination Agreement is terminated or the Merger is not consummated by the Outside Date. The Purchase Agreement may also be terminated in certain circumstances, including in connection with a bankruptcy filing by the Post-Combination Company or at any time after the Closing by the Post-Combination Company.